Investments	6 Months Ended
Jun. 30, 2012
Available For Sale Securities [Abstract]:
Investments [Text Block]

4. Investments:
As at December 31, 2010, the Company held at fair value one Province of Ontario bond amounting to $6,080 upon maturity of which, on February 22, 2011, the Company collected the amount of $6,082 and the amount of $7 was transferred to Interest income in the accompanying June 30, 2011, consolidated statement of income, from Other Comprehensive Income.